COMMITMENTS AND CONTINGENCIES - DOLLAR THRIFTY (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.
Commitments and contingencies
Schedule of expenses incurred under operating leases and concessions
In addition to the above, we have various leases on revenue earning equipment and office and computer equipment under which the following amounts were expensed (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Revenue earning equipment	$79.8	$96.1	$78.2
Office and computer equipment	12.2	10.1	10.4
Total	$92.0	$106.2	$88.6
We have various concession agreements, which provide for payment of rents and a percentage of revenue with a guaranteed minimum, and real estate leases under which the following amounts were expensed (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Rents	$135.9	$130.6	$133.9
Concession fees:
Minimum fixed obligations	249.6	248.7	252.0
Additional amounts, based on revenues	329.4	311.8	278.7
Total	$714.9	$691.1	$664.6

	Year Ended December 31,
	2011	2010	2009
	(In Thousands)
Rent	$48,682	$47,915	$49,543
Concession expenses:
Minimum fees	107,095	102,080	101,938
Contingent fees	27,144	31,711	32,263

	182,921	181,706	183,744
Less sublease rental income	(498)	(574)	(785)

Total	$182,423	$181,132	$182,959

Schedule of future minimum rentals and fees under noncancelable operating leases and the Company's obligations for minimum airport concession fees
As of December 31, 2012, minimum obligations under existing agreements referred to above are approximately as follows (in millions of dollars):

	Rents	Concessions
2013	$157.3	$390.3
2014	128.7	279.4
2015	99.3	192.8
2016	74.7	141.4
2017	50.4	91.3
Years after 2017	194.1	509.7
As of December 31, 2012, minimum obligations under existing agreements referred to above that have a maturity of more than one year are as follows (in millions of dollars):

2013	$56.6
2014	$25.2
2015	$6.7
2016	$2.1
2017	$—
After 2017	$—

Future minimum rentals and fees under noncancelable operating leases and the Company's obligations for minimum airport concession fees at December 31, 2011 are presented in the following table:

	Company-Owned Stores Concession Fees	Operating Leases	Total
	(In Thousands)
2012	$98,351	$40,429	$138,780
2013	85,594	32,866	118,460
2014	62,120	25,323	87,443
2015	43,908	20,221	64,129
2016	37,088	17,290	54,378
Thereafter	130,771	48,333	179,104

	457,832	184,462	642,294
Less sublease rental income	—	(895)	(895)

	$457,832	$183,567	$641,399

Schedule of estimated future payments of Vehicle Insurance Reserves

Estimated future payments of Vehicle Insurance Reserves as of December 31, 2011 are as follows (in thousands):

2012	$21,220
2013	15,314
2014	7,037
2015	4,617
2016	2,995
Thereafter	3,508

Aggregate undiscounted public liability and property damage	54,691
Effect of discounting	(375)

Public liability and property damage, net of discount	54,316
Supplemental liability insurance	32,199

Total vehicle insurance reserves	$86,515